Share-based payment - Capital reserve (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Capital reserves	R$ 1,165,605	R$ 518,252
Stock option plan
Disclosure of reserves within equity [line items]
Capital reserves	R$ 39,737	R$ 16,104